Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment
12. Property, plant and equipment
The Group has decided to present
right-of-use
assets within property, plant and equipment.
On initial application of IFRS 16 (Leases), the Group recognized a right-of-use
asset of £2.6 million. Subsequently, following the acquisition of OncoMed, the Group recognized a right-of-use
asset of £10.8 million relating to an acquired property lease.
Further details on the initial application of IFRS 16 (Leases) are presented in Note 4.

	Right-of-use asset (building)	Right-of-use asset (equipment)	Leasehold improvements	Office equipment	IT equipment	Total
Cost or valuation
At January 1, 2019	—	—	164	31	71	266
Additions	—	—	—	—	21	21
Transition to IFRS 16 (Leases)	1,237	1,314	—	—	—	2,551
Acquisition of subsidiary (Note 5)	10,755	—	—	58	24	10,837
Disposals	—	—	—	(18)	—	(18)
Adjustment to carrying value	—	(290)	—	—	—	(290)
Currency translation effects	(115)	—	—	—	—	(115)

At December 31, 2019	11,877	1,024	164	71	116	13,252

Depreciation and impairment
At January 1, 2019	—	—	(53)	(16)	(48)	(117)
Disposals	—	—	—	—	—	—
Depreciation for the year	(996)	(509)	(16)	(14)	(42)	(1,577)

At December 31, 2019	(996)	(509)	(69)	(30)	(90)	(1,694)

Net book value
At January 1, 2019	—	—	111	15	23	149

At December 31, 2019	10,881	515	95	41	26	11,558

	Leasehold improvements	Office equipment	IT equipment	Total
Cost or valuation
At January 1, 2018	155	30	48	233
Additions	9	1	25	35
Disposals	—	—	(2)	(2)

At December 31, 2018	164	31	71	266

Depreciation and impairment
At January 1, 2018	(37)	(10)	(33)	(80)
Disposals	—	—	2	2
Depreciation for the year	(16)	(6)	(17)	(39)

At December 31, 2018	(53)	(16)	(48)	(117)

Net book value
At January 1, 2018	118	20	15	153

At December 31, 2018	111	15	23	149

	Leasehold improvements	Office equipment	IT equipment	Total
Cost or valuation
At January 1, 2017	155	20	43	218
Additions	—	10	5	15
Disposals	—	—	—	—

At December 31, 2017	155	30	48	233

Depreciation and impairment
At January 1, 2017	(21)	(5)	(18)	(44)
Disposals	—	—	—	—
Depreciation for the year	(16)	(5)	(15)	(36)

At December 31, 2017	(37)	(10)	(33)	(80)

Net book value
At January 1, 2017	134	15	25	174

At December 31, 2017	118	20	15	153